PARENT AND ULTIMATE HOLDING COMPANY	12 Months Ended
Dec. 31, 2019
PARENT AND ULTIMATE HOLDING COMPANY
PARENT AND ULTIMATE HOLDING COMPANY

43.   PARENT AND ULTIMATE HOLDING COMPANY

The directors consider the parent and ultimate holding company of the Group as of December 31, 2019 is Sinopec Group Company, a state-owned enterprise established in the PRC. This entity does not produce financial statements available for public use.